AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Principal Amount	Value
Municipal Bonds - 90.0%
Arizona - 1.8%
Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	$5,030,000	$6,125,232
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A 5.000%, 10/01/26	10,000,000	11,612,300

Total Arizona		17,737,532
California - 4.9%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/27	950,000	1,143,581
5.000%, 02/01/30	1,630,000	1,864,003
5.000%, 02/01/31	900,000	1,026,396
5.000%, 02/01/32	1,855,000	2,110,953

San Francisco City & County Airport Commission, San Francisco International Airport, Series A
5.000%, 05/01/34	5,000,000	5,955,550
5.000%, 05/01/35	5,800,000	6,883,266

State of California
5.000%, 08/01/29	7,235,000	8,790,236
5.000%, 09/01/29	5,075,000	6,178,508
5.000%, 04/01/32	5,000,000	6,846,350

State of California, Series C 5.000%, 09/01/26	7,715,000	9,227,526

Total California		50,026,369
Colorado - 2.2%
Colorado Health Facilities Authority, Series A
5.000%, 01/01/27	2,500,000	3,027,075
5.000%, 01/01/28	2,500,000	3,086,725
5.000%, 01/01/29	4,000,000	5,023,920
5.000%, 08/01/33	4,250,000	4,822,432

Regional Transportation District County COPS, Series A 5.000%, 06/01/24	6,000,000	6,681,240

Total Colorado		22,641,392
Connecticut - 3.6%
State of Connecticut Special Tax Revenue, Transportation Infrastructure
5.000%, 08/01/24	5,340,000	6,088,508
5.000%, 01/01/30	10,170,000	12,404,959

State of Connecticut Special Tax Revenue, Series B 5.000%, 10/01/35	7,500,000	8,978,325
State of Connecticut, Series A 5.000%, 01/15/31	7,535,000	9,436,307

Total Connecticut		36,908,099
District of Columbia - 4.8%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C 5.000%, 10/01/24	5,500,000	6,004,020
	Principal Amount	Value

District of Columbia, Series A
5.000%, 06/01/30	$6,020,000	$7,315,263
5.000%, 10/15/30	5,035,000	6,554,815

District of Columbia, Series B
5.000%, 10/01/28	7,100,000	9,213,954
5.000%, 06/01/31	10,080,000	12,829,723

Washington Convention & Sports Authority, Series A 5.000%, 10/01/27	5,525,000	6,593,756

Total District of Columbia		48,511,531
Florida - 4.7%
Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	7,018,680
Florida's Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	8,582,470
Lee Memorial Health System, Series A 5.000%, 04/01/34	5,500,000	6,677,330
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,515,000	5,431,906
Orange County Health Facilities Authority, Series G 5.000%, 10/01/26	3,000,000	3,645,210
State of Florida, Capital Outlay, Series B 5.000%, 06/01/27	9,045,000	10,357,610
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B 5.000%, 07/01/26	5,780,000	6,059,290

Total Florida		47,772,496
Georgia - 1.1%
Atlanta Water & Wastewater Revenue 5.000%, 11/01/25	5,100,000	6,033,096
Georgia State University & College Improvements, Series A 5.000%, 07/01/27	4,600,000	5,017,450

Total Georgia		11,050,546
Illinois - 6.6%
Chicago O'Hare International Airport, Series B 5.000%, 01/01/28	10,670,000	11,971,633
Chicago O'Hare International Airport, Senior Lien, Series A
5.000%, 01/01/36	10,000,000	11,493,800
5.000%, 01/01/38	5,500,000	6,281,495

Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	13,243,010
Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,565,000	11,112,235

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Illinois - 6.6% (continued)

Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A 5.000%, 01/01/30	$10,050,000	$12,374,967

Total Illinois		66,477,140
Indiana - 1.3%
Indiana Finance Authority, Series C 5.000%, 06/01/29	4,800,000	6,224,352
Indiana Transportation Finance Authority, Series C 5.500%, 12/01/25	6,070,000	7,430,651

Total Indiana		13,655,003
Iowa - 1.9%
Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	18,771,634
Kentucky - 0.6%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A 5.000%, 10/01/29	5,450,000	6,580,984
Maryland - 6.6%
State of Maryland, Department of Transportation
5.000%, 10/01/28	12,085,000	14,795,303
5.000%, 09/01/29	12,125,000	15,151,157

State of Maryland, Series B 5.000%, 08/01/25	24,115,000	28,886,394
State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	7,829,220

Total Maryland		66,662,074
Massachusetts - 1.6%
Commonwealth of Massachusetts, Series A 5.000%, 07/01/25	7,700,000	9,184,252
Massachusetts Water Resources Authority, Series C 5.000%, 08/01/31	6,050,000	7,323,707

Total Massachusetts		16,507,959
Michigan - 3.2%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	11,450,000	13,626,759
Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	6,766,584
State of Michigan 5.000%, 03/15/27	10,000,000	12,422,900

Total Michigan		32,816,243
	Principal Amount	Value
Minnesota - 1.9%
City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/35	$3,165,000	$3,906,053
Minneapolis-St Paul Metropolitan Airports Commission, Series A 5.000%, 01/01/25	5,000,000	5,763,250
State of Minnesota 5.000%, 08/01/23	9,415,000	9,535,606

Total Minnesota		19,204,909
Missouri - 0.6%
University of Missouri, Series A 5.000%, 11/01/26	5,495,000	6,421,512
Nebraska - 0.6%
University of Nebraska Facilities Corp. 5.000%, 07/15/25	5,010,000	5,951,179
New Jersey - 0.5%
New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	4,010,000	4,902,345
New York - 10.0%
Long Island Power Authority 5.000%, 09/01/35	5,000,000	6,046,100
Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B 5.000%, 11/15/27	14,225,000	15,728,013
Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/24	4,950,000	5,275,265
5.000%, 11/15/27	5,000,000	5,316,750
5.000%, 11/15/28	4,750,000	5,305,132

New York City General Obligation, Series I 5.000%, 08/01/24	5,000,000	5,439,650
New York City Transitional Finance Authority Building Aid Revenue, Series S-3, Sub-Series S-3A 5.000%, 07/15/31	5,025,000	6,306,073
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/26	9,535,000	11,201,051
New York State Dormitory Authority, Series A
5.000%, 12/15/25	8,645,000	9,482,182
5.000%, 12/15/27	5,640,000	6,181,440
5.000%, 03/15/31	7,515,000	9,488,589

New York State Dormitory Authority, Series D 5.000%, 02/15/27	5,345,000	5,705,200
New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,370,000	9,790,473

Total New York		101,265,918

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
North Carolina - 1.9%
North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	$15,255,000	$18,874,706
Ohio - 2.1%
Ohio State General Obligation, Series A 5.000%, 09/01/26	7,090,000	8,724,174
Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	6,191,950
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A 5.000%, 06/01/25	5,000,000	5,947,000

Total Ohio		20,863,124
Oregon - 2.2%
Oregon State Lottery, Series C 5.000%, 04/01/27	10,000,000	11,774,100
Oregon State Lottery, Series D 5.000%, 04/01/28	9,225,000	10,846,940

Total Oregon		22,621,040
Pennsylvania - 2.5%
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center 5.000%, 07/15/31	5,500,000	7,025,975
Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,870,000	9,469,499
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue 5.000%, 08/15/26	6,970,000	8,494,966

Total Pennsylvania		24,990,440
Texas - 10.5%
Central Texas Turnpike System Transportation Commission, Series C 5.000%, 08/15/31	11,175,000	11,790,742
Central Texas Turnpike System, Series A 5.000%, 08/15/39	8,000,000	9,915,520
City of Corpus Christi TX Utility System Revenue, Junior Lien 5.000%, 07/15/29	3,125,000	3,937,094
City of San Antonio TX Electric & Gas Systems Revenue 5.000%, 02/01/26	9,300,000	11,209,569
Dallas Area Rapid Transit, Senior Lien 5.250%, 12/01/28	8,865,000	11,567,229
Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,815,000	4,325,371
	Principal Amount	Value

North Texas Municipal Water District Water System Revenue, Refunding And Improvement 5.000%, 09/01/29	$7,350,000	$8,867,922
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A 5.000%, 01/01/25	6,460,000	7,328,289
North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 01/01/31	2,000,000	2,312,940
5.000%, 01/01/32	3,010,000	3,624,522

North Texas Tollway Authority, Series A 5.000%, 01/01/26	7,795,000	8,848,884
Texas Private Activity Bond Surface Transportation Corp.
4.000%, 12/31/37	5,000,000	5,101,050
4.000%, 12/31/38	3,735,000	3,798,233

Texas Transportation Commission Fund, Series A 5.000%, 04/01/27	12,550,000	13,532,288

Total Texas		106,159,653
Utah - 1.8%
Salt Lake City Corp. Airport Revenue, Series A
5.000%, 07/01/29	3,450,000	4,074,381
5.000%, 07/01/30	6,585,000	7,749,162

Utah Transit Authority, Series A 5.000%, 06/15/27	5,020,000	5,949,453

Total Utah		17,772,996
Virginia - 2.3%
Virginia College Building Authority, Series A 5.000%, 09/01/21	10,000,000	10,554,300
Virginia Public Building Authority, Series B 5.000%, 08/01/25	10,345,000	12,362,275

Total Virginia		22,916,575
Washington - 5.3%
Energy Northwest Electric Revenue, Bonneville Power 5.000%, 07/01/25	10,250,000	12,105,557
Energy Northwest Nuclear Revenue, Project 3, Series A 5.000%, 07/01/25	7,965,000	9,362,857
State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	8,864,931
State of Washington, Series R-2015C 5.000%, 07/01/28	10,215,000	11,916,615
University of Washington, University & College Improvements Revenue, Series C 5.000%, 07/01/27	7,270,000	7,935,569

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Washington - 5.3% (continued)
Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	$3,000,000	$3,279,390

Total Washington		53,464,919
West Virginia - 0.4%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/35	3,745,000	4,520,927
Wisconsin - 2.5%
Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	20,405,000	25,431,160

Total Municipal Bonds (Cost $879,129,838)		911,480,405
Short-Term Investments - 8.9%
Municipal Bonds - 4.3%
Massachusetts - 1.0%
Commonwealth of Massachusetts, Series C 4.000%, 06/18/20	10,085,000	10,144,905
	Principal Amount	Value

Texas - 3.3%
State of Texas 4.000%, 08/27/20	$33,190,000	$33,567,038

Total Municipal Bonds (Cost $43,701,224)		43,711,943

	Shares
Other Investment Companies - 4.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39% [1]	46,953,639	46,953,639

Total Short-Term Investments (Cost $90,654,862)		90,665,582
Total Investments - 98.9% (Cost $969,784,700)		1,002,145,987
Other Assets, less Liabilities - 1.1%		11,081,591
Net Assets - 100.0%		$1,013,227,578

[1]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

COPS	Certificates of Participation
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$911,480,405	—	$911,480,405
Short-Term Investments
Municipal Bonds†	—	43,711,943	—	43,711,943
Other Investment Companies	$46,953,639	—	—	46,953,639
Total Investments in Securities	$46,953,639	$955,192,348	—	$1,002,145,987

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.